Profit Sharing 401(k) Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Retirement Plans [Line Items]
Contributions made by company	$ 9.4	$ 6.4	$ 5.9